CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2019		53,622,206
Beginning balance at Dec. 31, 2019	$ 1,618,055	$ 4,635	$ 577,961	$ 1,052	$ (75,819)	$ 1,110,226
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	91,696					91,696
Exercise of share options (in shares)		31,964
Exercise of share options	861	$ 2	859
Issue of restricted share units (in shares)		89,799
Issue of restricted share units	6	$ 6
Non-cash stock compensation expense	6,035		6,035
Share issuance costs	(3)		(3)
Share repurchase program (in shares)		(1,235,218)
Share repurchase program	(175,000)	$ (82)		82		(175,000)
Share repurchase costs	(140)					(140)
Other comprehensive income, net of tax	(23,136)				(23,136)
Noncontrolling interest redemption adjustment	(4,522)					(4,522)	$ 4,522
Ending balance (in shares) at Mar. 31, 2020		52,508,751
Ending balance at Mar. 31, 2020	1,513,852	$ 4,561	584,852	1,134	(98,955)	1,022,260
Beginning balance at Dec. 31, 2019							39,510
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income							633
Noncontrolling interest redemption adjustment	(4,522)					(4,522)	4,522
Exercise of call option on noncontrolling interest							(44,665)
Ending balance at Mar. 31, 2020							0
Beginning balance (in shares) at Dec. 31, 2019		53,622,206
Beginning balance at Dec. 31, 2019	1,618,055	$ 4,635	577,961	1,052	(75,819)	1,110,226
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	231,097
Ending balance (in shares) at Sep. 30, 2020		52,775,243
Ending balance at Sep. 30, 2020	1,711,116	$ 4,579	610,240	1,134	(66,498)	1,161,661
Beginning balance at Dec. 31, 2019							39,510
Ending balance at Sep. 30, 2020							0
Beginning balance (in shares) at Dec. 31, 2019		53,622,206
Beginning balance at Dec. 31, 2019	$ 1,618,055	$ 4,635	577,961	1,052	(75,819)	1,110,226
Ending balance (in shares) at Dec. 31, 2020	52,788,093	52,788,093
Ending balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	617,104	1,134	(35,477)	1,262,895
Beginning balance at Dec. 31, 2019							39,510
Beginning balance (in shares) at Mar. 31, 2020		52,508,751
Beginning balance at Mar. 31, 2020	1,513,852	$ 4,561	584,852	1,134	(98,955)	1,022,260
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	47,760					47,760
Exercise of share options (in shares)		8,235
Exercise of share options	587	$ 1	586
Issue of restricted share units (in shares)		112,081
Issue of restricted share units	7	$ 7
Non-cash stock compensation expense	7,065		7,065
Share issuance costs	(3)		(3)
Other comprehensive income, net of tax	9,215				9,215
Ending balance (in shares) at Jun. 30, 2020		52,629,067
Ending balance at Jun. 30, 2020	1,578,483	$ 4,569	592,500	1,134	(89,740)	1,070,020
Beginning balance at Mar. 31, 2020							0
Ending balance at Jun. 30, 2020							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	91,641					91,641
Exercise of share options (in shares)		140,945
Exercise of share options	10,887	$ 9	10,878
Issue of restricted share units (in shares)		5,231
Issue of restricted share units	1	$ 1
Non-cash stock compensation expense	6,866		6,866
Share issuance costs	(4)		(4)
Other comprehensive income, net of tax	23,242				23,242
Ending balance (in shares) at Sep. 30, 2020		52,775,243
Ending balance at Sep. 30, 2020	$ 1,711,116	$ 4,579	610,240	1,134	(66,498)	1,161,661
Ending balance at Sep. 30, 2020							$ 0
Beginning balance (in shares) at Dec. 31, 2020	52,788,093	52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	617,104	1,134	(35,477)	1,262,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	97,122					97,122
Exercise of share options	0
Issue of restricted share units (in shares)		70,097
Issue of restricted share units	5	$ 5
Non-cash stock compensation expense	6,310		6,310
Share issuance costs	(5)		(5)
Other comprehensive income, net of tax	(19,497)				(19,497)
Ending balance (in shares) at Mar. 31, 2021		52,858,190
Ending balance at Mar. 31, 2021	$ 1,934,171	$ 4,585	623,409	1,134	(54,974)	1,360,017
Beginning balance (in shares) at Dec. 31, 2020	52,788,093	52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	617,104	1,134	(35,477)	1,262,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 76,717
Ending balance (in shares) at Sep. 30, 2021	81,397,821	81,397,821
Ending balance at Sep. 30, 2021	$ 7,968,586	$ 6,629	6,700,407	1,134	(79,196)	1,339,612
Beginning balance (in shares) at Mar. 31, 2021		52,858,190
Beginning balance at Mar. 31, 2021	1,934,171	$ 4,585	623,409	1,134	(54,974)	1,360,017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	73,865					73,865
Exercise of share options (in shares)		4,020
Exercise of share options	170		170
Issue of restricted share units (in shares)		95,853
Issue of restricted share units	7	$ 7
Non-cash stock compensation expense	8,495		8,495
Share issuance costs	(5)		(5)
Other comprehensive income, net of tax	11,240				11,240
Ending balance (in shares) at Jun. 30, 2021		52,958,063
Ending balance at Jun. 30, 2021	2,027,943	$ 4,592	632,069	1,134	(43,734)	1,433,882
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(94,270)					(94,270)
Exercise of share options (in shares)		909,723
Exercise of share options	103,865	$ 54	103,811
Issue of restricted share units (in shares)		157,608
Issue of restricted share units	23	$ 23
Issue of shares associated with a business combination (in shares)		27,372,427
Issue of shares associated with a business combination	5,658,126	$ 1,960	5,656,166
Replacement share-based awards issued to acquiree employees	209,399		209,399
Non-cash stock compensation expense	99,771		99,771
Share issuance costs	(809)		(809)
Other comprehensive income, net of tax	$ (35,462)				(35,462)
Ending balance (in shares) at Sep. 30, 2021	81,397,821	81,397,821
Ending balance at Sep. 30, 2021	$ 7,968,586	$ 6,629	$ 6,700,407	$ 1,134	$ (79,196)	$ 1,339,612